Operating Segments: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Energy	Construction and
	Efficiency	Maintenance	Corporate	Consolidated
December 31, 2013
Revenues	$3,366,037	$6,656,828	$282,871	$10,305,736
Cost of sales	1,537,749	5,534,754	93,961	7,166,464
Depreciation and amortization	517,973	1,888,059	339,094	2,745,126
General and administrative	2,756,496	2,991,800	20,004,540	25,752,836
Other income (expense)	(29,191)	(1,697)	112,425	81,537
Net income (loss)	$(1,475,372)	$(3,759,482)	$(20,042,299)	$(25,277,153)
Total assets	$915,612	$6,610,949	$78,904,205	$86,430,766

	Energy	Construction and
	Efficiency	Maintenance	Corporate	Consolidated
December 31, 2012
Revenues	$3,444,821	$5,022,144	$--	$8,466,965
Cost of sales	2,153,694	3,456,142	--	5,609,836
Depreciation and amortization	511,981	1,876,904	143,788	2,745,126
General and administrative	2,302,447	2,482,062	6,850,707	11,635,216
Other (expense)	(34,023)	12,466	1,691,739	1,670,182
Net income (loss)	$(1,557,324)	$(2,780,498)	$(5,302,756)	$(9,640,578)
Total assets	$865,746	$3,713,170	$10,368,030	$14,946,946

	Energy	Construction and
	Efficiency	Maintenance	Corporate	Consolidated
December 31, 2011
Revenues	$3,861,534	$1,052,584	$--	$4,914,118
Cost of sales	1,593,299	966,246	--	2,559,545
Depreciation and amortization	542,110	629,148	38,511	1,209,769
General and administrative	2,786,623	1,002,834	10,505,378	14,294,835
Other (expense)	(39,519)	(7,589)	(803,209)	(850,317)
Net income (loss)	$(1,100,017)	$(1,553,233)	$(11,347,098)	$(14,000,348)
Total assets	$1,281,437	$1,518,422	$11,282,926	$14,082,785